Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The following is a summary of the significant components of deferred tax assets:

	December 31	December 31
	2020	2019
	US Dollars (In thousands)

Operating loss carry forward	252	148
Research and development costs	69	16

Gross total deferred tax assets	321	164
Valuation allowance for deferred tax assets	(321)	(164)
Net deferred tax assets	-	-

Schedule of Reconciliation of the Statutory Tax Expense (benefit) to Actual Tax Expense
	For the year	For the year
	ended	ended
	December 31	December 31
	2020	2019
	US Dollars (In thousands)

Loss before taxes as reported in the statements of operations	(752)	(248)
Statutory tax rate	21%	21%

Theoretical tax benefit on the above amount at the Israeli statutory tax rate	(158)	(52)
Additional tax (tax savings) in respect of:

Differences in tax rates between statutory tax and income tax of the Subsidiary*	(15)	(10)

Current year tax losses and benefits for which deferred taxes were not created.	173	62

Actual taxes on income	-	-

(*) The Subsidiary operates in Israel in a tax jurisdiction with corporate tax rate of 23%.